UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				    WASHINGTON D.C. 20549

					   FORM 13F
				      FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): 	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sandgrain Advisors Inc.
Address: 1050 Franklin Ave Ste 302
Garden City, NY 11530

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter D. Grassel
Title: President
Phone: 516-750-7900

 /s/ Peter D. Grassel		Garden City, NY                    5/16/11
--------------------------  ---------------------------   ------------------
       [Signature]                 [City, State]                   [Date]


Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: 129,309
					(thousands)

List of Other Included Managers:
NONE

                      		TITLE
                        	OF            	    	  VALUE	    SHRS OR     SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
   NAME OF ISSUER     		CLASS     	CUSIP     (x$1000)  PRN AMT     PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC		COM		075896100 1448	    30000	SH	 SOLE				 30000
BUFFALO WILD WINGS INC		COM		119848109 4082	    75000	SH	 SOLE				 75000
CINEDIGM DIGITAL CINEMA CORP	COM		172407108 1164	    650000	SH	 SOLE				 650000
CON-WAY INC			COM		205944101 786	    20000	SH	 SOLE				 20000
DYNAVAX TECHNOLOGIES CORP	COM		268158102 7673	    2780000	SH	 SOLE				 2780000
ELONG INC			COM		290138205 20582	    1455555	SH	 SOLE				 1455555
FEDERATED INVS INC PA		COM		314211103 2541	    95000	SH	 SOLE				 95000
LANSDTAR SYS INC		COM		515098101 1142	    25000	SH	 SOLE				 25000
MAGELLAN MIDSTREAM PRTNRS LP	COM UNIT RP LP	559080106 2095	    35000	SH	 SOLE				 35000
MAGMA DESIGN AUTOMATION		COM		559181102 614	    90000	SH	 SOLE				 90000
MEDIWARE INFORMATION SYS INC	COM		584946107 17019	    1370325	SH	 SOLE				 1370325
NN INC				COM		629337106 13914	    762000	SH	 SOLE				 762000
NEW YORK CMNTY BANCORP INC	COM		649445103 3366	    195000	SH	 SOLE				 195000
PETSMART INC			COM		716768106 4300	    105000	SH	 SOLE				 105000
PROGENICS PHARMACEUTICALS	COM		743187106 3708	    600000	SH	 SOLE				 600000
SIMPSON MANUFACTURING CO INC 	COM		829073105 2133	    72400	SH	 SOLE				 72400
ULTRATECH INC			COM		904034105 2778	    94500	SH	 SOLE				 94500
ARQULE INC			COM		04269E107 2148	    300000	SH	 SOLE				 300000
ABOVENET INC			COM		00374N107 3502	    54000	SH	 SOLE				 54000
CAPITAL ONE FINL CORP		COM		14040H105 2338	    45000	SH	 SOLE				 45000
ENBRIDGE ENERGY PARTNERS L P	COM		29250R106 6785	    105000	SH	 SOLE				 105000
ENERGY TRANSFER PRTNRS L P	UNIT LTD PARTN	29273R109 3623	    70000	SH	 SOLE				 70000
EXPRESS 1 EXPEDITED SOLUTION	COM		30217Q108 1146	    540600	SH	 SOLE				 540600
INNOVATIVE SOLUTIONS & SUPPO	COM		45769N105 2457	    420000	SH	 SOLE				 420000
MERCK & CO INC NEW		COM		58933Y105 1651	    50000	SH	 SOLE				 50000
MERITAGE HOMES CORP		COM		59001A102 1568	    65000	SH	 SOLE				 65000
O REILLY AUTOMOTIVE INC NEW	COM		67103H107 2873	    50000	SH	 SOLE				 50000
ONLINE RES CORP			COM		68273G101 378	    100000	SH	 SOLE				 100000
ORACLE CORP			COM		68389X105 501	    15000	SH	 SOLE				 15000
SANDRIDGE ENERGY INC		COM		80007P307 3200	    250000	SH	 SOLE				 250000
WEBMEDIABRANDS INC		COM		94770W100 351	    251000	SH	 SOLE				 251000
XINYUAN REAL ESTATE CO LTD	SPONS ADR	98417P105 893	    380000	SH	 SOLE				 380000
CENTRAL EUROPEAN MEDIA ENTRP	CL A NEW	G20045202 2005	    95000	SH	 SOLE				 95000
ORIENT-EXPRESS HOTELS LTD	CL A		G67743107 495	    40000	SH	 SOLE				 40000
UTI WORLDWIDE INC		ORD		G87210103 405	    20000	SH	 SOLE				 20000
WARNER CHILCOTT PLC IRELAND	SHS A		G94368100 1628	    70000	SH	 SOLE				 70000
WILLIS GROUP HOLDINGS PUBLIC	SHS		G96666105 2018	    50000	SH	 SOLE				 50000